[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

June 30, 2001

Merrill Lynch
Aggregate Bond
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

DEAR SHAREHOLDER

Merrill Lynch Aggregate Bond Index Fund is designed for investors seeking to achieve investment returns that replicate the total return of investment-grade fixed-income securities. As such, the Fund seeks to achieve its investment objective by providing investment returns, that, before expenses, replicate the total return of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of US Government securities, US Government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. For the six months ended June 30, 2001, the Fund's Class A and Class D Shares had total returns of +3.20% and +3.07%, respectively. This compares to the total return of +3.62 for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. (Complete performance information can be found on page 3 of this report to shareholders.)

As of June 30, 2001, the Index was comprised of 6,414 securities. Of this amount, 718 represented Government and Government agency securities, 3,928 were investment-grade corporate securities, and 1,768 were mortgage and asset-backed securities (MBS). These three sectors have representation of 34.80%, 26.34% and 38.86%, respectively, in the Index. For Government and Government agency securities, this represented a decline from 47.6% from the beginning of the year. Consequently, the corporate bond and mortgage sectors have increased by 2.51% and 0.29%, respectively.

The Fund invests all of its assets in Master Aggregate Bond Index Series, which has the same investment objective as the Fund. In attempting to match the return of the Index, we have implemented a stratified sampling approach when selecting investments. This refers to duplicating investment characteristics of various positions, or cells, of the Series with the corresponding cell in the Index. This approach is necessary because fully replicating the Index is not practical because of its size and the illiquidity of some issues. In constructing the Government and Government agency sectors, the measures of duration (which measures the amount of price change when interest rates change) and convexity (which measures the stability of duration) are identical in the Series and the Index. In addition, an analysis of the duration exposure is conducted for each part of the yield curve (partial duration) to ensure identical exposure to the yield curve. This provides comfort that a deviation in performance will not result should the shape of the yield curve change.

A similar approach is applicable in constructing the corporate sector of the Series. However, in addition to duration, partial duration and convexity exercises, credit and industry exposure of the Series is matched to the Index.

The MBS sector is managed with a slightly different approach. In the analysis of MBS, the calculation of duration and convexity is highly dependent on prepayment assumptions of the underlying mortgages. While there are many models projecting prepayments, there has yet to emerge a model that can be fully relied upon. As a result, the duration and convexity measurements may not be accurate. Rather than relying on estimations of duration, the Series' construction is matched by other elements. This entails having a neutral exposure to the MBS sector with regard to coupon, original term (30-year, 15-year, balloon) and issuer.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Christopher G. Ayoub

Christopher G. Ayoub
Senior Vice President and
Portfolio Manager


/s/ Gregory Mark Maunz

Gregory Mark Maunz
Senior Vice President and
Portfolio Manager


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Vice President and
Portfolio Manager

August 8, 2001

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                    6 Month      12 Month      Since Inception   Standardized
As of June 30, 2000                              Total Return  Total Return     Total Return     30-Day Yield
=============================================================================================================
ML Aggregate Bond Index Fund Class A Shares*        +3.20%        +10.82%          +35.00%           7.22%
-------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*        +3.07         +10.55           +33.59            6.97
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**              +3.62         +11.23           +35.45              --
=============================================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/01                                                       +10.82%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/01                                      + 7.33
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/01                                                       +10.55%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/01                                      + 7.07
--------------------------------------------------------------------------------


                                     2 & 3

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND     As of June 30, 2001
==============================================================================================
Assets:        Investment in Master Aggregate Bond Index
                  Series, at value (identified cost--$339,021,345)               $ 339,884,465
               Prepaid registration fees and other assets .........                    116,122
                                                                                 -------------
               Total assets .......................................                340,000,587
                                                                                 -------------
==============================================================================================
Liabilities:   Payables:
                  Dividends to shareholders .......................   $542,578
                  Administrative fees .............................     49,079
                  Distributor .....................................     13,137         604,794
                                                                      --------
               Accrued expenses and other liabilities .............                    106,927
                                                                                 -------------
               Total liabilities ..................................                    711,721
                                                                                 -------------
==============================================================================================
Net Assets:    Net assets .........................................              $ 339,288,866
                                                                                 =============
==============================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value,
Consist of:       125,000,000 shares authorized ...................              $       2,690
               Class D Shares of Common Stock, $.0001 par value,
                  125,000,000 shares authorized ...................                        596
               Paid-in capital in excess of par ...................                346,665,857
               Accumulated realized capital losses on investments
                  from the Series--net ............................                 (8,160,938)
               Accumulated distributions in excess of realized
                  capital gains on investments from the Series--net                    (82,459)
               Unrealized appreciation on investments from the
                  Series--net .....................................                    863,120
                                                                                 -------------
               Net assets .........................................              $ 339,288,866
                                                                                 =============
==============================================================================================
Net Asset      Class A--Based on net assets of $277,753,093 and
Value:            26,898,356 shares outstanding ...................              $       10.33
                                                                                 =============
               Class D--Based on net assets of $61,535,773 and
                  5,957,597 shares outstanding ....................              $       10.33
                                                                                 =============
==============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND          For the Six Months Ended June 30, 2001
====================================================================================================================
Investment Income:  Investment income allocated from the Series .........................                $ 9,757,759
                    Expenses allocated from the Series ..................................                   (166,124)
                                                                                                         -----------
                    Net investment income from the Series ...............................                  9,591,635
                                                                                                         -----------
====================================================================================================================
Expenses:           Administration fee ..................................................   $ 293,120
                    Transfer agent fees .................................................     103,498
                    Account maintenance fee--Class D ....................................      78,725
                    Printing and shareholder reports ....................................      52,834
                    Professional fees ...................................................      16,546
                    Registration fees ...................................................      15,165
                    Directors' fees and expenses ........................................       2,032
                    Other ...............................................................         318
                                                                                            ---------
                    Total expenses before reimbursement .................................     562,238
                    Reimbursement of expenses ...........................................    (109,680)
                                                                                            ---------
                    Total expenses after reimbursement ..................................                    452,558
                                                                                                         -----------
                    Investment income--net ..............................................                  9,139,077
                                                                                                         -----------
====================================================================================================================
Realized &          Realized gain on investments from the Series--net ...................                    703,555
Unrealized Gain     Change in unrealized appreciation on investments from the Series--net                   (486,662)
(Loss) from the                                                                                          -----------
Series--Net:        Net Increase in Net Assets Resulting from Operations ................                $ 9,355,970
                                                                                                         ===========
====================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                For the Six        For the
AGGREGATE BOND                                                                              Months Ended      Year Ended
INDEX FUND         Increase (Decrease) in Net Assets:                                       June 30, 2001    Dec. 31, 2000
==========================================================================================================================
Operations:        Investment income--net ...............................................   $   9,139,077    $  17,731,061
                   Realized gain (loss) on investments from the Series--net .............         703,555       (8,091,208)
                   Change in unrealized appreciation/depreciation on investments from the
                     Series--net ........................................................        (486,662)      19,242,852
                                                                                            -------------    -------------
                   Net increase in net assets resulting from operations .................       9,355,970       28,882,705
                                                                                            -------------    -------------
==========================================================================================================================
Dividends          Investment income--net:
to Shareholders:      Class A ...........................................................      (7,339,672)     (13,575,062)
                      Class D ...........................................................      (1,799,405)      (4,155,999)
                                                                                            -------------    -------------
                   Net decrease in net assets resulting from dividends to shareholders ..      (9,139,077)     (17,731,061)
                                                                                            -------------    -------------
==========================================================================================================================
Capital Share      Net increase (decrease) in net assets derived from capital share
Transactions:        transactions .......................................................      59,677,165     (135,753,860)
                                                                                            -------------    -------------
==========================================================================================================================
Net Assets:        Total increase (decrease) in net assets ..............................      59,894,058     (124,602,216)
                   Beginning of period ..................................................     279,394,808      403,997,024
                                                                                            -------------    -------------
                   End of period ........................................................   $ 339,288,866    $ 279,394,808
                                                                                            =============    =============
==========================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

FINANCIAL HIGHLIGHTS

                                                                                               Class A
                                                                    --------------------------------------------------------------
                     The following per share data and ratios have      For the                                          For the
                     been derived from information provided in       Six Months                                         Period
MERRILL LYNCH        the financial statements.                         Ended          For the Year Ended Dec. 31,    Apr. 3, 1997+
AGGREGATE BOND                                                        June 30,      ------------------------------    to Dec. 31,
INDEX FUND           Increase (Decrease) in Net Asset Value:            2001          2000       1999       1998         1997
==================================================================================================================================
Per Share            Net asset value, beginning of period .......   $     10.31     $   9.85   $  10.61   $  10.42   $       10.00
Operating                                                           -----------     --------   --------   --------   -------------
Performance:         Investment income--net .....................           .30          .64        .62        .64             .48
                     Realized and unrealized gain (loss) on
                       investments from the Series--net .........           .02          .46       (.76)       .23             .45
                                                                    -----------     --------   --------   --------   -------------
                     Total from investment operations ...........           .32         1.10       (.14)       .87             .93
                                                                    -----------     --------   --------   --------   -------------
                     Less dividends and distributions:
                        Investment income--net ..................          (.30)        (.64)      (.62)      (.64)           (.48)
                        Realized gain on investments from the
                          Series--net ...........................            --           --         --       (.04)           (.03)
                        In excess of realized gain on investments
                          from the Series--net ..................            --           --         --++       --              --++
                                                                    -----------     --------   --------   --------   -------------
                     Total dividends and distributions ..........          (.30)        (.64)      (.62)      (.68)           (.51)
                                                                    -----------     --------   --------   --------   -------------
                     Net asset value, end of period .............   $     10.33     $  10.31   $   9.85   $  10.61   $       10.42
                                                                    ===========     ========   ========   ========   =============
==================================================================================================================================
Total Investment     Based on net asset value per share .........         3.20%@      11.57%     (1.36%)     8.56%           9.49%@
Return:                                                             ===========     ========   ========   ========   =============
==================================================================================================================================
Ratios to Average    Expenses, net of reimbursement+++ ..........          .35%*        .38%       .35%       .35%            .35%*
Net Assets:                                                         ===========     ========   ========   ========   =============
                     Expenses+++ ................................          .42%*        .45%       .37%       .40%            .52%*
                                                                    ===========     ========   ========   ========   =============
                     Investment income--net .....................         5.97%*       6.41%      6.06%      5.99%           6.22%*
                                                                    ===========     ========   ========   ========   =============
==================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ...   $   277,753     $214,056   $324,254   $351,786   $     251,140
Data:                                                               ===========     ========   ========   ========   =============
==================================================================================================================================

                                                                                               Class D
                                                                    --------------------------------------------------------------
                     The following per share data and ratios have      For the                                          For the
                     been derived from information provided in       Six Months                                         Period
MERRILL LYNCH        the financial statements.                         Ended          For the Year Ended Dec. 31,    Apr. 3, 1997+
AGGREGATE BOND                                                        June 30,      ------------------------------    to Dec. 31,
INDEX FUND           Increase (Decrease) in Net Asset Value:            2001          2000       1999       1998         1997
==================================================================================================================================
Per Share            Net asset value, beginning of period .......   $     10.31     $   9.86   $  10.61   $  10.42   $       10.00
Operating                                                           -----------     --------   --------   --------   -------------
Performance:         Investment income--net .....................           .29          .61        .58        .61             .46
                     Realized and unrealized gain (loss) on
                       investments from the Series--net .........           .02          .45       (.75)       .23             .45
                                                                    -----------     --------   --------   --------   -------------
                     Total from investment operations ...........           .31         1.06       (.17)       .84             .91
                                                                    -----------     --------   --------   --------   -------------
                     Less dividends and distributions:
                        Investment income--net ..................          (.29)        (.61)      (.58)      (.61)           (.46)
                        Realized gain on investments from the
                          Series--net ...........................            --           --         --       (.04)           (.03)
                        In excess of realized gain on investments
                          from the Series--net ..................            --           --         --++       --              --++
                                                                    -----------     --------   --------   --------   -------------
                     Total dividends and distributions ..........          (.29)        (.61)      (.58)      (.65)           (.49)
                                                                    -----------     --------   --------   --------   -------------
                     Net asset value, end of period .............   $     10.33     $  10.31   $   9.86   $  10.61   $       10.42
                                                                    ===========     ========   ========   ========   =============
==================================================================================================================================
Total Investment     Based on net asset value per share .........         3.07%@      11.18%     (1.50%)     8.29%           9.29%@
Return:                                                             ===========     ========   ========   ========   =============
==================================================================================================================================
Ratios to Average    Expenses, net of reimbursement+++ ..........          .60%*        .63%       .60%       .60%            .60%*
Net Assets:                                                         ===========     ========   ========   ========   =============
                     Expenses+++ ................................          .67%*        .70%       .62%       .65%            .77%*
                                                                    ===========     ========   ========   ========   =============
                     Investment income--net .....................         5.73%*       6.17%      5.81%      5.75%           5.98%*
                                                                    ===========     ========   ========   ========   =============
==================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ...   $    61,536     $ 65,339   $ 79,743   $ 81,603   $      56,134
Data:                                                               ===========     ========   ========   ========   =============
==================================================================================================================================

  *   Annualized.
  +   Commencement of operations.
 ++   Amount is less than $.01 per share.
+++   Includes the Fund's share of the Series' allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                                     6 & 7

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the series owned by the Fund at June 30, 2001 was 79.1%. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, FAM earned fees of $293,120, of which $109,680 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of
 .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2001 were $81,930,555 and $31,644,604, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $59,677,165 and $(135,753,860) for the six months ended June 30, 2001 and for the year ended December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2001                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................        10,708,410        $ 111,164,061
Shares issued to shareholders
in reinvestment of dividends ...........           567,726            5,904,276
                                               -----------        -------------
Total issued ...........................        11,276,136          117,068,337
Shares redeemed ........................        (5,139,145)         (53,451,143)
                                               -----------        -------------
Net increase ...........................         6,136,991        $  63,617,194
                                               ===========        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         9,230,345        $  91,692,248
Shares issued to shareholders
in reinvestment of dividends ...........         1,080,752           10,771,256
                                               -----------        -------------
Total issued ...........................        10,311,097          102,463,504
Shares redeemed ........................       (22,462,989)        (220,923,607)
                                               -----------        -------------
Net decrease ...........................       (12,151,892)       $(118,460,103)
                                               ===========        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2001                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           889,776        $   9,254,500
Shares issued to shareholders
in reinvestment of dividends ...........           135,125            1,405,499
                                               -----------        -------------
Total issued ...........................         1,024,901           10,659,999
Shares redeemed ........................        (1,402,778)         (14,600,028)
                                               -----------        -------------
Net decrease ...........................          (377,877)       $  (3,940,029)
                                               ===========        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2000                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           992,500        $   9,834,968
Shares issued to shareholders
in reinvestment of dividends ...........           338,452            3,371,670
                                               -----------        -------------
Total issued ...........................         1,330,952           13,206,638
Shares redeemed ........................        (3,086,568)         (30,500,395)
                                               -----------        -------------
Net decrease ...........................        (1,755,616)       $ (17,293,757)
                                               ===========        =============
-------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At December 31, 2000, the Fund had a net capital loss carryforward of approximately $8,408,000, of which $115,000 expires in 2007 and $8,293,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                     8 & 9

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                       Master Aggregate Bond Index Series
                       =======================================================================================================
                                                                      Face      Interest         Maturity
                       Issue                                         Amount       Rate            Date(s)             Value
==============================================================================================================================
US Government &        Fannie Mae                                  $  300,000    5.45 %         10/10/2003        $    303,048
Agency Obligations--                                                  220,000    6.85            4/05/2004             230,514
38.2%                                                               7,400,000    7.125           3/15/2007           7,919,184
                                                                    8,550,000    5.75            2/15/2008           8,507,908
                                                                    1,900,000    6.625          11/15/2010           1,962,928
                       =======================================================================================================
                       Financing Corp.                                700,000    9.80           11/30/2017             935,487
                       =======================================================================================================
                       Freddie Mac                                  6,100,000    6.25           10/15/2002           6,249,633
                                                                   15,250,000    5.75            7/15/2003          15,581,230
                                                                    1,300,000    7.18            6/27/2006           1,387,724
                                                                    8,350,000    6.75            9/15/2029           8,520,515
                       =======================================================================================================
                       Tennessee Valley Authority, Series E         2,000,000    6.25           12/15/2017           1,950,920
                       =======================================================================================================
                       United States Treasury Bonds                   800,000    8.75           11/15/2008             873,128
                                                                   15,800,000    8.75            5/15/2017          20,503,028
                                                                    6,300,000    8.50            2/15/2020           8,135,883
                                                                    5,700,000    6.375           8/15/2027           6,042,000
                       =======================================================================================================
                       United States Treasury Notes                 8,400,000    6.50            5/31/2002           8,596,896
                                                                    5,300,000    6.25            7/31/2002           5,428,366
                                                                    2,200,000    5.75           11/30/2002           2,249,500
                                                                    5,800,000    4.75            2/15/2004           5,832,596
                                                                    3,200,000    5.875           2/15/2004           3,305,504
                                                                    7,100,000    5.25            5/15/2004           7,222,049
                                                                    2,600,000    6.00            8/15/2004           2,698,306
                                                                    4,600,000    5.875          11/15/2004           4,757,366
                                                                    2,200,000    5.75           11/15/2005           2,253,262
                                                                   11,350,000    5.875          11/15/2005          11,754,287
                                                                   14,300,000    4.625           5/15/2006          14,103,375
                                                                    3,700,000    6.125           8/15/2007           3,879,783
                                                                    2,500,000    5.50            5/15/2009           2,521,875
                                                                      400,000    5.75            8/15/2010             409,260
==============================================================================================================================
                       Total Investments in US Government & Agency Obligations (Cost--$163,688,307)--38.2%         164,115,555
==============================================================================================================================
US Government Agency   Fannie Mae                                   1,016,122    5.50       6/01/2011-2/01/2014        990,674
Mortgage-Backed                                                     4,662,106    6.00       2/01/2013-6/01/2015      4,629,899
Obligations*--33.7%                                                 8,318,674    6.00       1/01/2026-5/01/2031      8,037,487
                                                                    4,726,099    6.50       1/01/2013-5/01/2016      4,767,118
                                                                   13,167,163    6.50      12/01/2025-1/01/2030     13,007,445
                                                                    6,344,718    7.00       4/01/2027-3/01/2031      6,389,811
                                                                    2,661,530    7.50      10/01/2027-9/01/2030      2,720,680
                                                                      152,402    8.00            9/01/2015             157,578
                                                                    1,958,862    8.00      11/01/2029-12/01/2030     2,025,453
                                                                      382,484    8.50       5/01/2030-1/01/2031        402,651
                       =======================================================================================================
                       Freddie Mac--Gold Program                    1,143,565    5.50      10/01/2013-1/01/2014      1,115,918
                                                                    1,366,839    5.50      12/01/2028-1/01/2029      1,279,686
                                                                    2,777,472    6.00       2/01/2016-5/01/2016      2,742,375
                                                                    3,480,700    6.00       9/01/2029-6/01/2031      3,347,398
                                                                    1,600,000    6.00             TBA(1)             1,559,771
                                                                    1,258,242    6.50       7/01/2015-6/01/2016      1,263,421
                                                                   15,278,848    6.50       1/01/2026-5/01/2031     15,078,211
                                                                    3,700,000    6.50             TBA(1)             3,650,944
                                                                    3,417,205    7.00       1/01/2011-1/01/2016      3,495,172
                                                                   15,850,938    7.00       9/01/2025-6/01/2031     15,971,277
                                                                    1,375,188    7.50      5/01/2017-11/01/2015      1,418,885
                                                                   11,906,882    7.50       1/01/2023-3/01/2031     12,173,761
                                                                    4,124,350    8.00       6/01/2024-6/01/2031      4,285,175
                                                                      833,035    8.50       5/01/2028-8/01/2030        876,566
                                                                      538,181    9.50            2/01/2019             583,154
                       =======================================================================================================
                       Government National Mortgage Association     2,176,319    6.00       4/20/2026-5/15/2031      2,105,659
                                                                      350,307    6.50       2/15/2014-5/15/2014        354,664
                                                                    7,462,264    6.50       4/15/2026-6/15/2031      7,393,688
                                                                      168,015    7.00            4/15/2013             172,497
                                                                    8,398,230    7.00       7/15/2027-5/15/2031      8,482,908
                                                                      600,000    7.00             TBA(1)               605,250
                                                                    6,980,508    7.50       3/15/2024-5/15/2031      7,174,019
                                                                    4,337,193    8.00      12/15/2022-4/15/2031      4,506,938
                                                                    1,120,444    8.50      11/15/2017-3/15/2031      1,175,546
                                                                      578,522    9.00      11/15/2016-11/15/2024       625,473
                                                                       47,830    9.50            9/15/2021              52,609
==============================================================================================================================
                       Total US Government Agency Mortgage-Backed Obligations (Cost--$143,832,665)--33.7%          144,619,761
==============================================================================================================================


                                    10 & 11

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                      Master Aggregate Bond Index Series (continued)
                      ==============================================================================================================
                        S&P    Moody's     Face
INDUSTRIES            Ratings  Ratings    Amount                       Corporate Bonds & Notes                             Value
====================================================================================================================================
Banking--3.3%                                         Bank of America Corp.:
                      A        Aa3       $1,000,000      6.875% due 6/01/2003                                           $  1,033,060
                      A+       Aa2        1,000,000      7.875% due 5/16/2005                                              1,070,980
                      A        Aa3        1,600,000      7.40% due 1/15/2011                                               1,662,048
                                                      Bank One Corp.:
                      A        Aa3        1,500,000      7.625% due 8/01/2005                                              1,585,980
                      A-       A1           600,000      7.875% due 8/01/2010                                                643,134
                      A+       A1         1,000,000   Chase Manhattan Corporation, 9.75% due 11/01/2001                    1,017,000
                                                      Citicorp:
                      A+       A1           500,000      9.50% due 2/01/2002                                                 514,470
                      A+       A1           500,000      6.375% due 11/15/2008                                               492,360
                      A        A1         1,000,000   First Bank Systems, Inc., 7.55% due 6/15/2004                        1,052,450
                      A        A1         1,000,000   Firstar Bank NA, 7.125% due 12/01/2009                               1,030,190
                      A-       A3         1,020,000   Fleet/Norstar Financial Group, Inc., 8.125% due 7/01/2004            1,080,578
                      A        A1           500,000   HSBC Holding PLC, 7.50% due 7/15/2009                                  522,055
                      A        Aa3          500,000   NationsBank Corporation, 7.50% due 9/15/2006                           526,615
                      A+       Aa2        2,000,000   Wells Fargo Bank, 6.45% due 2/01/2011                                1,960,960
                                                                                                                        ------------
                                                                                                                          14,191,880
====================================================================================================================================
Financial             A+       A2           500,000   AXA Financial Inc., 7.75% due 8/01/2010                                531,765
Services--5.7%        A        A2           700,000   Bear Stearns Companies, Inc., 7.625% due 2/01/2005                     735,063
                      AA-      A2           800,000   Boeing Capital Corporation, 7.10% due 9/27/2005                        838,552
                      A+       A2         1,000,000   CIT Group Inc., 6.50% due 2/07/2006                                  1,011,110
                      BBB-     Baa2       1,000,000   Capital One Bank, 6.875% due 2/01/2006                                 978,360
                      A        A3           500,000   Countrywide Home Loan, 5.25% due 6/15/2004                             496,515
                      BBB+     Baa1         500,000   EOP Operating LP, 6.75% due 2/15/2008                                  492,155
                                                      Ford Motor Credit Company:
                      A        A2         1,600,000      7.50% due 6/15/2003                                               1,665,296
                      A        A2         2,400,000      6.875% due 2/01/2006                                              2,446,512
                      A        A2           200,000      7.20% due 6/15/2007                                                 204,412
                      A        A2           400,000      7.375% due 2/01/2011                                                405,252
                                                      General Electric Capital Corp.:
                      AAA      Aaa          500,000      6.80% due 11/01/2005                                                524,620
                      AAA      Aaa        1,500,000      7.375% due 1/19/2010                                              1,615,035
                                                      General Motors Acceptance Corporation:
                      A        A2           800,000      6.85% due 6/17/2004                                                 824,248
                      A        A2         1,200,000      7.75% due 1/19/2010                                               1,262,232
                                                      Goldman Sachs Group, Inc.:
                      A+       A1           800,000      7.625% due 8/17/2005                                                846,872
                      A+       A1           300,000      6.875% due 1/15/2011                                                299,001
                      A-       A3           500,000   Heller Financial Inc., 6.375% due 3/15/2006                            504,375
                      A+       A1         1,000,000   J.P. Morgan Chase & Co., 6.75% due 2/01/2011                         1,002,090
                                                      Lehman Brothers Holdings, Inc.:
                      A        A2           800,000      6.625% due 4/01/2004                                                823,984
                      A        A2           350,000      7% due 2/01/2008                                                    355,989
                      A        A2         1,000,000      7.875% due 8/15/2010                                              1,058,540
                      BBB      Baa2         500,000   Liberty Property LP, 7.25% due 3/15/2011                               488,765
                      AA-      Aa3        1,400,000   Morgan Stanley, Dean Witter, Discover & Co., 7.125% due 1/15/2003    1,445,822
                      AA-      Aa3          500,000   Morgan Stanley Group, 6.875% due 3/01/2007                             513,570
                      BBB+     Baa1         500,000   Prologis Trust, 7% due 10/01/2003                                      513,040
                      A        Aa3        1,000,000   Salomon, Smith Barney Holdings, Inc., 6.25% due 5/15/2003            1,020,280
                      BBB      Baa1         500,000   Simon Debartolo, 6.75% due 7/15/2004                                   498,655
                      A+       A1           250,000   Texaco Capital Inc., 8.625% due 6/30/2010                              288,880
                      A+       A1           900,000   Verizon Global Funding Corporation, 6.75% due 12/01/2005               923,585
                                                                                                                        ------------
                                                                                                                          24,614,575
====================================================================================================================================
Financial                                             Associates Corporation of North America:
Services--            AA-      Aa3          500,000      6.50% due 7/15/2002                                                 510,080
Consumer--1.0%        AA-      Aa3          500,000      7.23% due 5/17/2006                                                 527,230
                      A        A2           500,000   Hartford Life Inc., 7.375% due 3/01/2031                               503,360
                                                      Household Financial Corporation:
                      A        A2           500,000      6.50% due 1/24/2006                                                 508,315
                      A        A2         1,000,000      5.875% due 2/01/2009                                                946,450
                      A        A2           500,000      6.75% due 5/15/2011                                                 493,415
                      BBB+     A3         1,000,000   Washington Mutual Inc., 7.50% due 8/15/2006                          1,054,100
                                                                                                                        ------------
                                                                                                                           4,542,950
====================================================================================================================================
Foreign Government    AA+      Aa1          500,000   Canada Government Bond, 5.25% due 11/05/2008                           476,320
Obligations--0.7%     AA       Aa3          500,000   Province of Ontario, 7.375% due 1/27/2003                              520,400
                      A+       A1           750,000   Province of Saskatchewan, 8% due 7/15/2004                             803,985
                      BB+      Baa3       1,000,000   United Mexican States, 9.875% due 2/01/2010                          1,094,000
                                                                                                                        ------------
                                                                                                                           2,894,705
====================================================================================================================================


                                    12 & 13

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                      Master Aggregate Bond Index Series (continued)
                      ==============================================================================================================
                        S&P    Moody's     Face
INDUSTRIES            Ratings  Ratings    Amount                       Corporate Bonds & Notes                             Value
====================================================================================================================================
Industrial--          A+       A1        $1,000,000   Anheuser-Busch Companies, Inc., 6.75% due 11/01/2006              $  1,023,940
Consumer              A        A2         1,000,000   Coca-Cola Enterprises, 6.75% due 9/15/2028                             946,450
Goods--1.7%           BBB      Baa2       1,000,000   Kellogg Company, 6% due 4/01/2006 (a)                                  991,047
                      AA       Aa2        1,000,000   Kimberly-Clark Corporation, 7.10% due 8/01/2007                      1,046,600
                      BBB-     Baa3         500,000   Kroger Company, 6.80% due 4/01/2011                                    489,340
                      A        A2           500,000   Nabisco, Inc., 6.375% due 2/01/2005                                    500,500
                                                      Philip Morris Companies, Inc.:
                      A-       A2         1,000,000      6.375% due 2/01/2006                                              1,000,260
                      A-       A2           365,000      6.95% due 6/01/2006                                                 372,975
                                                      Safeway Inc.:
                      BBB      Baa2         500,000      6.15% due 3/01/2006                                                 499,310
                      BBB      Baa2         500,000      7.25% due 2/01/2031                                                 484,175
                                                                                                                        ------------
                                                                                                                           7,354,597
====================================================================================================================================
Industrial--                                          Anadarko Finance Company (a):
Energy--1.7%          BBB+     Baa1         390,000      6.75% due 5/01/2011                                                 388,942
                      BBB+     Baa1         190,000      7.50% due 5/01/2031                                                 192,686
                      A-       A3           190,000   Apache Corporation, 7.625% due 7/01/2019                               198,305
                      BBB      Baa2         510,000   The Coastal Corporation, 6.50% due 6/01/2008                           487,779
                      A-       A3           400,000   Conoco Inc., 5.90% due 4/15/2004                                       402,988
                      BBB+     A2           500,000   Consolidated Natural Gas Company, 6.625% due 12/01/2008                493,245
                      BBB      Baa2         295,000   Duke Energy Field Services, 8.125% due 8/16/2030                       308,800
                      BBB      Baa2         400,000   El Paso Energy Corporation, 8.05% due 10/15/2030                       400,012
                      BBB+     Baa1         490,000   Enron Corp., 6.40% due 7/15/2006                                       488,251
                                                      NiSource Finance Corporation:
                      BBB      Baa2         500,000      7.625% due 11/15/2005                                               521,100
                      BBB      Baa2       1,000,000      7.875% due 11/15/2010                                             1,059,459
                      BBB      Baa2         550,000   Phillips Petroleum, 8.50% due 5/25/2005                                596,118
                      A-       Baa3         290,000   R & B Falcon Corporation, 6.50% due 4/15/2003                          295,574
                      BBB      Baa2          95,000   Sonat Inc., 7.625% due 7/15/2011                                        95,167
                      BBB      Baa2         265,000   Tosco Corp., 8.125% due 2/15/2030                                      287,668
                      A-       Baa2         500,000   Transocean Offshore, 6.625% due 4/15/2011                              490,784
                      BBB-     Baa2         500,000   Williams Companies, Inc., 7.625% due 7/15/2019                         481,415
                                                                                                                        ------------
                                                                                                                           7,188,293
====================================================================================================================================
Industrial--          A-       A2           500,000   Alcan Inc., 6.45% due 3/15/2011                                        489,435
Manufacturing--2.3%   A-       A3         1,200,000   Daimler-Chrysler NA Holdings, 6.40% due 5/15/2006                    1,190,460
                      A+       A2           500,000   Deere & Co., 7.85% due 5/15/2010                                       532,775
                      BBB      Baa2         500,000   Delphi Auto Systems Corporation, 6.55% due 6/15/2006                   499,090
                      A        A2         1,600,000   Ford Motor Company, 7.45% due 7/16/2031                              1,537,488
                      BBB-     Baa3         500,000   Georgia-Pacific Corp., 7.375% due 12/01/2025                           425,665
                      A+       A1         1,000,000   International Business Machines Corp., 7.125% due 12/01/2096           973,560
                      BBB-     Baa3         500,000   Lockheed Martin Corp., 7.25% due 5/15/2006                             519,325
                                                      Raytheon Company:
                      BBB-     Baa3         475,000      8.30% due 3/01/2010                                                 497,382
                      BBB-     Baa3         600,000      6.75% due 3/15/2018                                                 533,130
                      A        A2         1,500,000   Union Carbide Corp., 6.25% due 6/15/2003                             1,535,625
                      BBB      Baa2       1,000,000   Visteon Corp., 8.25% due 8/01/2010                                   1,042,030
                                                                                                                        ------------
                                                                                                                           9,775,965
====================================================================================================================================
Industrial--          BBB-     Baa3         750,000   Delta Airlines, 10.375% due 2/01/2011                                  834,645
Other--1.0%                                           Norfolk Southern Corporation:
                      BBB      Baa1         500,000      7.70% due 5/15/2017                                                 508,845
                      BBB      Baa1         500,000      7.25% due 2/15/2031                                                 484,150
                      BBB-     Baa3       1,500,000   Northrop Grumman Corporation, 7.125% due 2/15/2011                   1,482,285
                      BBB-     Baa3       1,000,000   Union Pacific Corp., 9.625% due 12/15/2002                           1,063,940
                                                                                                                        ------------
                                                                                                                           4,373,865
====================================================================================================================================
Industrial--          BBB      Baa2       1,500,000   Comcast Cable Communications, 8.875% due 5/01/2017                   1,678,800
Services--3.1%        BBB+     Baa1         500,000   Computer Associates International, Inc., 6.375% due 4/15/2005          477,855
                      A        A2         1,000,000   Dayton Hudson Corp., 10% due 1/01/2011                               1,217,220
                      A-       A3         1,000,000   Hertz Corp., 7% due 1/15/2028                                          912,800
                      A-       A3           500,000   Kohl's Corporation, 6.30% due 3/01/2011                                484,290
                      BBB-     Baa3       1,000,000   News America Inc., 7.25% due 5/18/2018                                 923,420
                      A-       A3           500,000   Sears Discover Credit Corp., 9.14% due 3/13/2012                       569,465
                      A-       A3           500,000   Sears Roebuck Acceptance Corporation, 6% due 3/20/2003                 504,665
                      A        A2           500,000   Target Corporation, 6.35% due 1/15/2011                                487,840
                      A        A3         1,375,000   Tele-Communications Inc., 8.25% due 1/15/2003                        1,428,240
                      BBB+     Baa1         500,000   Time Warner Entertainment Co., 9.625% due 5/01/2002                    518,925
                                                      Time Warner Inc.:
                      BBB+     Baa1       1,000,000      7.75% due 6/15/2005                                               1,062,290
                      BBB+     Baa1         500,000      6.875% due 6/15/2018                                                471,860
                      A-       A3         2,000,000   Viacom Inc., 7.75% due 6/01/2005                                     2,116,880
                      AA       Aa2          500,000   Wal-Mart Stores, Inc., 6.875% due 8/10/2009                            518,010
                                                                                                                        ------------
                                                                                                                          13,372,560
====================================================================================================================================


                                    14 & 15

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                      Master Aggregate Bond Index Series (continued)
                      ==============================================================================================================
                        S&P    Moody's     Face
INDUSTRIES            Ratings  Ratings    Amount                       Corporate Bonds & Notes                             Value
====================================================================================================================================
Utilities--           BBB      Baa3      $  500,000   AT&T Canada Inc., 7.65% due 9/15/2006                             $    496,865
Communications--      A        A2         1,100,000   AT&T Corporation, 6% due 3/15/2009                                   1,022,967
2.4%                  AA-      Aa3          800,000   Ameritech Capital Funding, 6.45% due 1/15/2018                         744,864
                      AA-      Aa3          500,000   BellSouth Capital Funding, 7.75% due 2/15/2010                         539,530
                      A-       Baa1         700,000   British Telecom PLC, 8.125% due 12/15/2010                             738,500
                      A-       A3           300,000   Deutsche Telekom International Finance, 7.75% due 6/15/2005            313,428
                      A-       A3           300,000   France Telecom, 8.50% due 3/01/2031 (a)                                314,576
                      A+       A2           500,000   GTE Corporation, 6.84% due 4/15/2018                                   477,045
                      A        A2           500,000   Nortel Networks Limited, 6.125% due 2/15/2006                          428,160
                      BBB+     Baa1       1,500,000   Qwest Capital Funding, 7.90% due 8/15/2010                           1,549,652
                      AA-      Aa3          400,000   SBC Communications Inc., 6.25% due 3/15/2011                           388,684
                                                      Sprint Capital Corporation:
                      BBB+     Baa1         800,000      5.70% due 11/15/2003                                                798,160
                      BBB+     Baa1         300,000      7.125% due 1/30/2006                                                302,061
                                                      WorldCom, Inc.:
                      BBB+     A3         1,000,000      8% due 5/15/2006                                                  1,040,340
                      BBB+     A3           200,000      7.50% due 5/15/2011                                                 194,664
                      BBB+     A3         1,000,000      8.25% due 5/15/2031                                                 977,060
                                                                                                                        ------------
                                                                                                                          10,326,556
====================================================================================================================================
Utilities--Gas &      BBB+     Baa1         500,000   Commonwealth Edison Company, 6.95% due 7/15/2018                       459,510
Electric--1.7%                                        Dominion Resources Inc.:
                      BBB+     Baa1         690,000      7.625% due 7/15/2005                                                720,940
                      BBB+     Baa1       1,000,000      8.125% due 6/15/2010                                              1,075,920
                      BBB+     Baa2       1,500,000   Exelon Corporation, 6.75% due 5/01/2011                              1,468,905
                      BBB+     A3           500,000   Houston Lighting and Power, 8.75% due 3/01/2022                        518,915
                      A        A3         2,000,000   Keyspan Corporation, 7.625% due 11/15/2010                           2,115,620
                      A        A1         1,000,000   South Carolina Electric & Gas, 6.70% due 2/01/2011                     993,040
                                                                                                                        ------------
                                                                                                                           7,352,850
====================================================================================================================================
Yankee--              A-       A3           500,000   BHP Finance USA Limited, 6.42% due 3/01/2026                           507,705
Corporate--2.0%       A+       A2         1,000,000   Hydro-Quebec, 8.875% due 3/01/2026                                   1,219,130
                      BBB      Baa2       1,000,000   Korea Development Bank, 6.625% due 11/21/2003                        1,016,960
                      BBB      Baa2         500,000   Korea Telecom, 7.625% due 4/15/2007                                    512,885
                      A        A2           400,000   Norsk Hydro A/S, 6.36% due 1/15/2009                                   391,512
                      BB+      Baa3         575,000   Pemex Project Funding Master Trust, 9.125% due 10/13/2010 (a)          608,781
                      A        A1         1,000,000   Santander Financial Issuances Ltd., 7% due 4/01/2006                 1,022,840
                      A+       A2           400,000   Telefonica Europe BV, 7.35% due 9/15/2005                              415,292
                                                      Tyco International Group SA:
                      A        Baa1       1,000,000      6.75% due 2/15/2011                                                 991,640
                      A        Baa1         500,000      6.875% due 1/15/2029                                                465,150
                      A+       A1           500,000   Unilever Capital Corporation, 7.125% due 11/01/2010                    518,030
                      A        A2           500,000   Vodafone Group PLC, 7.75% due 2/15/2010                                524,580
                      A        A2           300,000   WMC Finance USA, 7.25% due 11/15/2013                                  298,776
                                                                                                                        ------------
                                                                                                                           8,493,281
====================================================================================================================================
                      Total Investments in Corporate Bonds & Notes (Cost--$114,654,620)--26.6%                           114,482,077
====================================================================================================================================

                                                                Short-Term Investments
===================================================================================================================================
Repurchase                                6,945,000   Morgan Stanley & Co., Inc., purchased on 6/29/2001 to
Agreements**--1.6%                                      yield 4% to 7/02/2001                                             6,945,000
===================================================================================================================================
                      Total Investments in Short-Term Securities (Cost--$6,945,000)--1.6%                                 6,945,000
===================================================================================================================================
                      Total Investments (Cost--$429,120,592)--100.1%                                                    430,162,393

                      Liabilities in Excess of Other Assets--(0.1%)                                                        (434,909)
                                                                                                                       ------------
                      Net Assets--100.0%                                                                               $429,727,484
                                                                                                                       ============
===================================================================================================================================

  * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
 ** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

      See Notes to Financial Statements.


                                    16 & 17

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

STATEMENT OF ASSETS AND LIABILITIES

MASTER
AGGREGATE BOND
INDEX SERIES   As of June 30, 2001
==================================================================================================
Assets:        Investments, at value (identified cost--$429,120,592)                  $430,162,393
               Cash ................................................                         1,394
               Receivables:
                  Contributions ....................................   $ 15,411,152
                  Interest .........................................      5,526,038     20,937,190
                                                                       ------------
               Prepaid expenses and other assets ...................                       128,294
                                                                                      ------------
               Total assets ........................................                   451,229,271
                                                                                      ------------
==================================================================================================
Liabilities:   Payables:
                  Securities purchased .............................     20,586,238
                  Withdrawals ......................................        785,964
                  Investment adviser ...............................          3,160     21,375,362
                                                                       ------------
               Accrued expenses and other liabilities ..............                       126,425
                                                                                      ------------
               Total liabilities ...................................                    21,501,787
                                                                                      ------------
==================================================================================================
Net Assets:    Net assets ..........................................                  $429,727,484
                                                                                      ============
==================================================================================================
Net Assets     Partners' capital ...................................                  $428,685,683
Consist of:    Unrealized appreciation on investments--net .........                     1,041,801
                                                                                      ------------
               Net assets ..........................................                  $429,727,484
                                                                                      ============
==================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
AGGREGATE BOND
INDEX SERIES             For the Six Months Ended June 30, 2001
============================================================================================================
Investment Income:       Interest and discount earned ........................                  $ 11,561,040
                                                                                                ------------
============================================================================================================
Expenses:                Accounting services .................................   $     92,228
                         Professional fees ...................................         35,433
                         Custodian fees ......................................         24,914
                         Pricing fees ........................................         20,224
                         Investment advisory fees ............................         18,321
                         Trustees' fees and expenses .........................          2,619
                         Other ...............................................          3,796
                                                                                 ------------
                         Total expenses ......................................                       197,535
                                                                                                ------------
                         Investment income--net ..............................                    11,363,505
                                                                                                ------------
============================================================================================================
Realized &               Realized gain from investments--net .................                       723,581
Unrealized Gain (Loss)   Change in unrealized appreciation on investments--net                      (785,932)
On Investments--Net:                                                                            ------------
                         Net Increase in Net Assets Resulting from Operations                   $ 11,301,154
                                                                                                ============
============================================================================================================

See Notes to Financial Statements.


                                    18 & 19

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the Six        For the
MASTER                                                                                      Months Ended       Year Ended
AGGREGATE BOND                                                                                June 30,        December 31,
INDEX SERIES     Increase (Decrease) in Net Assets:                                             2001              2000
==========================================================================================================================
Operations:      Investment income--net .................................................   $  11,363,505    $  19,133,195
                 Realized gain (loss) on investments--net ...............................         723,581       (8,055,546)
                 Change in unrealized appreciation/depreciation on investments--net .....        (785,932)      19,800,656
                                                                                            -------------    -------------
                 Net increase in net assets resulting from operations ...................      11,301,154       30,878,305
                                                                                            -------------    -------------
==========================================================================================================================
Net Capital      Increase (decrease) in net assets derived from net capital contributions     110,081,542     (128,681,795)
Contributions:                                                                              -------------    -------------
==========================================================================================================================
Net Assets:      Total increase (decrease) in net assets ................................     121,382,696      (97,803,490)
                 Beginning of period ....................................................     308,344,788      406,148,278
                                                                                            -------------    -------------
                 End of period ..........................................................   $ 429,727,484    $ 308,344,788
                                                                                            =============    =============
==========================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                      For the                                             For the
                                                                     Six Months          For the Year Ended               Period
MASTER                  The following per share data and ratios        Ended                 December 31,             April 3, 1997+
AGGREGATE BOND          have been derived from information            June 30,    --------------------------------     to Dec. 31,
INDEX SERIES            provided in the financial statements.          2001         2000        1999        1998          1997
====================================================================================================================================
Ratios to Average       Expenses, net of reimbursement .........           .11%*      .14%        .10%        .12%             .15%*
Net Assets:                                                         ===========   ========    ========    ========    =============
                        Expenses ...............................           .11%*      .14%        .10%        .13%             .18%*
                                                                    ===========   ========    ========    ========    =============
                        Investment income--net .................          6.20%*     6.62%       6.30%       6.20%            6.34%*
                                                                    ===========   ========    ========    ========    =============
====================================================================================================================================
Supplemental            Net assets, end of period (in thousands)    $   429,727   $308,345    $406,148    $434,935    $     307,740
Data:                                                               ===========   ========    ========    ========    =============
                        Portfolio turnover .....................        114.93%     43.24%      61.82%      27.89%           86.58%
                                                                    ===========   ========    ========    ========    =============
====================================================================================================================================

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER AGGREGATE BOND INDEX SERIES

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount


                                    20 & 21

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER AGGREGATE BOND INDEX SERIES

of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of discount) is recognized on the accrual basis.

(f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

During the six months ended June 30, 2001, the Series paid Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), $8,841 for security price quotations to compute the net asset value of the Series.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $10,627 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $535,107,117 and $415,761,956, respectively.

Net realized gains for the six months ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                     Gains               Gains
--------------------------------------------------------------------------------
Long-term investments ..................          $  723,581          $1,041,801
                                                  ----------          ----------
Total ..................................          $  723,581          $1,041,801
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,041,801, of which $4,888,326 related to appreciated securities and $3,846,525 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $429,120,592.

4. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.


                                    22 & 23

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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